Acquisition of businesses and purchase of non-controlling interests - Narrative (Details) £ in Millions, $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Oct. 20, 2020	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Nov. 06, 2020 GBP (£)	Nov. 06, 2020 USD ($)	Oct. 21, 2020	Sep. 30, 2020 GBP (£)	Sep. 30, 2020 USD ($)
Disclosure of business combinations and purchase of NCI [line items]
Total consideration	£ 263	£ 263			£ 263
Net sales contributed					6,874	£ 7,200
Loss contributed					£ (2,239)	£ (2,442)
Effective economic interest					100.00%
Serengeti Breweries Limited
Disclosure of business combinations and purchase of NCI [line items]
Effective economic interest	47.00%			40.20%
Aviation Gin and Davos Brands
Disclosure of business combinations and purchase of NCI [line items]
Total consideration											£ 263	$ 337
Maximum value for contingent consideration payments	£ 214	214			£ 214		$ 275
Contingent consideration payment period					10 years
Net sales contributed		7	$ 9
Loss contributed		9	12
Acquisition transaction cost		7	$ 9
Serengeti Breweries Limited
Disclosure of business combinations and purchase of NCI [line items]
Consideration payable	£ 8	£ 8			£ 8		$ 12
Serengeti Breweries Limited | East African Breweries Limited
Disclosure of business combinations and purchase of NCI [line items]
Total consideration								£ 42	$ 55
Percentage of interest acquired								16.70%	16.70%	13.30%
Shareholder loans								£ 16